Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk Management and Strategy
We have designed a cybersecurity risk management program intended to safeguard the confidentiality, integrity and availability of the information we collect and process and to prevent unauthorized access to our IT systems and data. This cybersecurity program, which is anchored in a risk-based approach, is managed by our executive board with oversight from our supervisory board.
Our cybersecurity risk management is an integral part of our enterprise risk management framework.
Our IT team has dedicated personnel whose responsibilities include preventing and monitoring cybersecurity threats and is responsible for ensuring internal security compliance and for managing IT vendors. The IT team’s cybersecurity strategy includes methodologies and analytics, which are designed to facilitate cyber resilience, minimize attack surfaces, and provide flexibility and scalability in its ability to address cybersecurity risks and threats. Our IT team, situated within the financial department, allocates and manages organizational responsibilities for maintaining a security approach for our IT systems and for establishing the IT security measures to be in place.
Within this framework, we engage external resources that align with our organizational risk management program, including by engaging third-party contract research organization (CRO) that maintain secure processes for the handling, processing and storing of key patient and clinical trial data. We have processes designed to identify, assess, and manage third party service provider risks when such third parties handle, possess, process, and store the Company's material information.
Our cybersecurity risk management program includes steps for identifying and assessing the severity of cybersecurity threats, implementing countermeasures and mitigation strategies, and informing executive and supervisory boards of material cybersecurity incidents (see below Cybersecurity Governance) with:
•secure access control measures applied to critical IT systems, equipment and devices, designed to prevent unauthorized users;
•risk assessments designed to help identify material cybersecurity risks to our critical enterprise IT environment;
•the use of external service consultant, where appropriate, to assess or test with aspects of our security controls;
•a defined process for registration, classification and escalation of any incidents to the IT team; and security awareness and training campaigns for Company employees.
As of the date of this Annual Report, we do not believe that any past cybersecurity incidents have had, or are reasonably likely to have had, a material adverse effect on our business, operations, or financial condition. However, there can be no assurance that our cybersecurity processes will prevent or mitigate cybersecurity incidents or threats, and it is possible that these events may occur and could have a material adverse effect on our business, operations, or financial condition.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have designed a cybersecurity risk management program intended to safeguard the confidentiality, integrity and availability of the information we collect and process and to prevent unauthorized access to our IT systems and data.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
Our IT team reports to the executive board of the Company, which is responsible for the day-to-day implementation of our enterprise risk management, enabling alignment of our cybersecurity strategy with our overall business strategy.
The executive board of the Company will receive on a regular basis updates from the IT team on the status of the cybersecurity program, emerging cybersecurity threats and risks, long-term cybersecurity investments and strategies, and oversight of the cybersecurity program. In addition, the IT team updates in a timely manner the executive board regarding any material cybersecurity incidents.
The supervisory board of the Company, with support from the audit committee, oversees our risk management. The executive board reports the status of our cybersecurity risk management to the audit committee of the supervisory board and, periodically, to the supervisory board. Our incident response plan is designed to ensure that any cybersecurity incident assessed as material is promptly reported to our supervisory board and will be subject to the appropriate report or disclosure according to the cybersecurity disclosure rules applicable to foreign private issuers.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The supervisory board of the Company, with support from the audit committee, oversees our risk management
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]
The executive board of the Company will receive on a regular basis updates from the IT team on the status of the cybersecurity program, emerging cybersecurity threats and risks, long-term cybersecurity investments and strategies, and oversight of the cybersecurity program. In addition, the IT team updates in a timely manner the executive board regarding any material cybersecurity incidents.

Cybersecurity Risk Role of Management [Text Block]
Our IT team reports to the executive board of the Company, which is responsible for the day-to-day implementation of our enterprise risk management, enabling alignment of our cybersecurity strategy with our overall business strategy.
The executive board of the Company will receive on a regular basis updates from the IT team on the status of the cybersecurity program, emerging cybersecurity threats and risks, long-term cybersecurity investments and strategies, and oversight of the cybersecurity program. In addition, the IT team updates in a timely manner the executive board regarding any material cybersecurity incidents.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
Our IT team reports to the executive board of the Company, which is responsible for the day-to-day implementation of our enterprise risk management, enabling alignment of our cybersecurity strategy with our overall business strategy.
The executive board of the Company will receive on a regular basis updates from the IT team on the status of the cybersecurity program, emerging cybersecurity threats and risks, long-term cybersecurity investments and strategies, and oversight of the cybersecurity program. In addition, the IT team updates in a timely manner the executive board regarding any material cybersecurity incidents.
The supervisory board of the Company, with support from the audit committee, oversees our risk management. The executive board reports the status of our cybersecurity risk management to the audit committee of the supervisory board and, periodically, to the supervisory board. Our incident response plan is designed to ensure that any cybersecurity incident assessed as material is promptly reported to our supervisory board and will be subject to the appropriate report or disclosure according to the cybersecurity disclosure rules applicable to foreign private issuers.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
The executive board of the Company will receive on a regular basis updates from the IT team on the status of the cybersecurity program, emerging cybersecurity threats and risks, long-term cybersecurity investments and strategies, and oversight of the cybersecurity program. In addition, the IT team updates in a timely manner the executive board regarding any material cybersecurity incidents.
The supervisory board of the Company, with support from the audit committee, oversees our risk management. The executive board reports the status of our cybersecurity risk management to the audit committee of the supervisory board and, periodically, to the supervisory board. Our incident response plan is designed to ensure that any cybersecurity incident assessed as material is promptly reported to our supervisory board and will be subject to the appropriate report or disclosure according to the cybersecurity disclosure rules applicable to foreign private issuers.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true